Other payables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 683	$ 978
Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments		740
Twenty twenty three member
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	600	226
Twenty twenty four member
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	68	12
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 15